UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

March 31, 2012

www.victoria1522.com

Victoria 1522 Fund

a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Victoria 1522 Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.8%
	Argentina – 0.7%
1,200	MercadoLibre, Inc.	$117,348

	Brazil – 18.3%
22,600	BRF - Brasil Foods S.A.	446,317
11,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	528,582
5,100	Cia Hering	131,729
12,900	Cia Siderurgica Nacional S.A. - ADR	122,034
14,800	Cia Vale do Rio Doce	334,844
1,500	Cielo S.A.	50,856
69,500	Klabin S.A.	321,715
22,800	Marcopolo S.A.	115,908
21,300	Petroleo Brasileiro S.A. - ADR	565,728
14,962	Tim Participacoes S.A. - ADR	482,674
		3,100,387

	Chile – 2.5%
695,900	Cia Sud Americana de Vapores S.A.	90,933
5,800	Sociedad Quimica y Minera de Chile S.A. - ADR	340,286
		431,219

	China – 13.8%
1,900	Baidu, Inc. - ADR*	276,963
79,700	China COSCO Holdings Co., Ltd. - Class H	50,393
50,000	China Mobile Ltd.	550,578
1,700	China Mobile Ltd. - ADR	93,636
1,900	China Telecom Corp. Ltd. - ADR	104,310
498,000	China Telecom Corp. Ltd. - Class H	274,801
125,000	Dongyue Group	114,841
137,100	Guangzhou Automobile Group Co., Ltd. - Class H	136,042
586,000	Lenovo Group Ltd.	528,645
266,000	Qingling Motors Co. - Class H	79,270
76,800	Zhaojin Mining Industry Co., Ltd. - Class H	129,184
		2,338,663

	Colombia – 1.0%
2,600	BanColombia S.A. - ADR	168,116

	Guernsey – 2.4%
58,600	Etalon Group Ltd. - GDR*	401,164

	India – 9.0%
13,100	HDFC Bank Ltd. - ADR	446,710

1

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
39,700	Tata Motors Ltd. - ADR	$1,070,709
		1,517,419

	Indonesia – 2.9%
70,600	Bank Negara Indonesia Persero Tbk P.T.	30,937
649,500	PT Charoen Pokphand Indonesia	195,814
71,500	PT United Tractors Tbk	258,517
		485,268

	Malaysia – 4.2%
116,700	Gamuda Bhd.	138,825
28,000	Kuala Lumpur Kepong Bhd.	225,214
87,500	Malayan Banking Bhd.	253,466
49,500	Telekom Malaysia Bhd.	86,156
		703,661

	Mexico – 7.0%
19,100	Alfa S.A.B. de C.V. - Class A	274,979
66,664	Cemex S.A.B. de C.V. - ADR*	517,313
118,800	Wal-Mart de Mexico S.A.B. de C.V.	398,637
		1,190,929

	Philippines – 2.2%
143,400	Aboitiz Power Corp.	113,261
62,200	DMCI Holdings, Inc.	78,361
90,700	Metropolitan Bank & Trust	184,933
		376,555

	Russia – 5.2%
14,600	Lukoil OAO - ADR	887,680

	South Africa – 7.0%
2,342	AngloGold Ashanti Ltd.	86,429
98,300	FirstRand Ltd.	304,203
3,570	Foschini Group Ltd.	57,624
4,600	Sasol Ltd.	223,186
3,610	Sasol Ltd. - ADR	175,590
19,300	Shoprite Holdings Ltd.	345,895
		1,192,927

	South Korea – 10.8%
5,100	Hynix Semiconductor, Inc.*	131,886
2,605	Hyundai Motor Co.	537,928

2

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	South Korea (Continued)
4,426	Kia Motors Corp.	$290,435
770	Samsung Electronics Co., Ltd.	868,602
		1,828,851

	Taiwan – 5.8%
16,000	Hiwin Technologies Corp.	180,946
11,000	Largan Precision Co., Ltd.	217,850
204,629	Taiwan Semiconductor Manufacturing Co., Ltd.	588,303
		987,099

	Thailand – 1.6%
24,300	PTT Exploration & Production PCL	137,570
27,700	Siam Commercial Bank PCL	129,037
		266,607

	Turkey – 1.2%
10,900	Koza Altin Isletmeleri A.S.	206,969

	Ukraine – 1.2%
4,700	Kernel Holding S.A.*	102,562
6,900	MHP S.A. - GDR*	96,613
		199,175
	Total Common Stocks (Cost $14,230,582)	16,400,037

Principal Amount		Value
	Short-Term Investments – 3.3%
$562,598	UMB Money Market Fiduciary Fund, 0.01%[1]	562,598
	Total Short-Term Investments (Cost $562,598)	562,598

	Total Investments – 100.1% (Cost $14,793,180)	16,962,635
	Liabilities in Excess of Other Assets – (0.1)%	(13,793)
	Total Net Assets – 100.0%	$16,948,842

ADR – American Depository Receipt

GDR – Global Depository Receipt

PCL – Public Company Limited

* Non-income producing security.

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

Victoria 1522 Fund
SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Semiconductors	9.4%
Integrated Oil	8.6%
Trucks/Construction/Farm Machinery	8.5%
Wireless Telecommunications	6.6%
Motor Vehicles	6.2%
Regional Banks	5.7%
Food Retail	5.2%
Agricultural Commodities/Milling	3.7%
Oil & Gas Production	3.2%
Computer Processing Hardware	3.1%
Construction Materials	3.0%
Major Telecommunications	2.7%
Steel	2.7%
Food: Meat/Fish/Dairy	2.6%
Precious Metals	2.5%
Homebuilding	2.4%
Electronic Components	2.4%
Discount Stores	2.3%
Internet Software/Services	2.3%
Industrial Conglomerates	2.1%
Chemicals: Agricultural	2.0%
Containers/Packaging	1.9%
Financial Conglomerates	1.8%
Major Banks	1.5%
Marine Shipping	0.8%
Engineering & Construction	0.8%
Apparel/Footwear	0.8%
Chemicals: Specialty	0.7%
Electric Utilities	0.7%
Apparel/Footwear Retail	0.3%
Miscellaneous Commercial Services	0.3%
Total Common Stocks	96.8%
Short-Term Investments	3.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

Victoria 1522 Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $14,793,180)	$16,962,635
Cash, denominated in foreign currency (cost $54,421)	53,133
Receivables:
Investment securities sold	651,576
Dividends and interest	26,659
Prepaid expenses	14,687
Total assets	17,708,690

Liabilities:
Payables:
Investment securities purchased	704,108
Fund shares redeemed	13,936
Distribution Plan - Advisor Class (Note 6)	1,454
Advisory fees	3,817
Auditing fees	7,499
Fund accounting fees	8,586
Custody fees	4,281
Transfer agent fees and expenses	9,457
Fund administration fees	4,997
Chief Compliance Officer fees	719
Trustees' fees	446
Accrued other expenses	548
Total liabilities	759,848

Net Assets	$16,948,842

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,996,425
Accumulated net investment loss	(71,293)
Accumulated net realized loss on investments and foreign currency transactions	(1,146,013)
Net unrealized appreciation on:
Investments	2,169,455
Foreign currency translations	268
Net Assets	$16,948,842

Advisor Class:
Net assets applicable to shares outstanding	$2,237,025
Shares of beneficial interest issued and outstanding	167,163
Offering and redemption price per share	$13.38

Institutional Class:
Net assets applicable to shares outstanding	$14,711,817
Shares of beneficial interest issued and outstanding	1,095,592
Offering and redemption price per share	$13.43

See accompanying Notes to Financial Statements.

5

Victoria 1522 Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,120)	$89,704
Interest	28
Total investment income	89,732

Expenses:
Advisory fees	88,615
Distribution fees - Advisor Class (Note 6)	3,010
Fund accounting fees	27,792
Custody fees	20,456
Fund administration fees	21,117
Transfer agent fees and expenses	20,776
Audit fees	7,499
Registration fees	11,280
Shareholder reporting fees	5,401
Legal fees	5,626
Chief Compliance Officer fees	4,513
Trustees' fees and expenses	3,009
Insurance fees	441
Miscellaneous	1,757
Total expenses	221,292
Less: Advisory fees waived	(88,615)
Less: Other expenses reimbursed	(2,533)
Net expenses	130,144
Net investment loss	(40,412)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(1,085,121)
Foreign currency transactions	(18,026)
Total net realized loss	(1,103,147)
Net change in unrealized appreciation (depreciation) on:
Investments	3,440,113
Foreign currency translations	13,894
Total net change in unrealized appreciation	3,454,007
Net realized and unrealized gain on investments and foreign currency	2,350,860

Net Increase in Net Assets from Operations	$2,310,448

See accompanying Notes to Financial Statements.

6

Victoria 1522 Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(40,412)	$168,175
Net realized gain (loss) on investments and foreign currency transactions	(1,103,147)	1,149,218
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,454,007	(4,191,511)
Net increase (decrease) in net assets resulting from operations	2,310,448	(2,874,118)

Distributions to Shareholders:
From net investment income:
Advisor Class	(8,299)	(4,690)
Institutional Class	(88,922)	(52,237)
From net realized gains:
Advisor Class	(87,342)	(382,601)
Institutional Class	(471,255)	(1,709,429)
Total distributions to shareholders	(655,818)	(2,148,957)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	573,518	2,218,747
Institutional Class	2,156,955	3,483,648
Total net proceeds from shares sold	2,730,473	5,702,395

Reinvestment of distributions:
Advisor Class	95,276	377,764
Institutional Class	424,730	1,256,502
Total reinvestment of distributions	520,006	1,634,266

Cost of shares redeemed:
Advisor Class	(1,358,633)	(1,330,700)
Institutional Class	(9,050)	(1,079,800)
Total cost of shares redeemed*	(1,367,683)	(2,410,500)

Net increase from capital transactions	1,882,796	4,926,161

Total increase (decrease) in net assets	3,537,426	(96,914)

Net Assets:
Beginning of period	13,411,416	13,508,330
End of period	$16,948,842	$13,411,416

Accumulated net investment income (loss)	$(71,293)	$66,340

See accompanying Notes to Financial Statements.

7

Victoria 1522 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011

Capital Share Transactions:
Shares sold:
Advisor Class	44,106	138,673
Institutional Class	163,166	221,433
Total shares sold	207,272	360,106

Shares reinvested:
Advisor Class	7,927	25,034
Institutional Class	35,218	82,883
Total shares reinvested	43,145	107,917

Shares redeemed:
Advisor Class	(105,239)	(91,733)
Institutional Class	(751)	(71,090)
Total shares redeemed	(105,990)	(162,823)

Net increase from capital share transactions	144,427	305,200

*Net of redemption fee proceeds of $735 and $5,224, respectively.

See accompanying Notes to Financial Statements.

8

Victoria 1522 Fund

FINANCIAL HIGHLIGHTS – Advisor Class

Per share operating performance

For a capital share outstanding throughout each Period

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Year Ended September 30, 2010	For the Period October 1, 2008* to September 30, 2009

Net asset value, beginning of period	$11.93	$16.53	$17.02	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	0.13	(0.01)	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.04	(2.35)	3.19	6.94
Total from investment operations	1.99	(2.22)	3.18	7.05
Less Distributions:
From net investment income	(0.05)	(0.03)	(0.09)	(0.03)
From net realized gains	(0.49)	(2.35)	(3.58)	—
Total distributions	(0.54)	(2.38)	(3.67)	(0.03)
Net asset value, end of period	$13.38	$11.93	$16.53	$17.02

Total return	17.20%	(16.45)%	20.90%	70.70%[2]

Ratios and Supplemental Data:
Net assets, end of period	$2,237,025	$2,630,039	$2,453,561	$2,897,137

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%	2.91%	3.39%	5.54%[3]
After fees waived and expenses absorbed	1.90%	1.90%	1.90%	1.90%[3]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.92)%	(0.17)%	(1.55)%	(2.79)%[3]
After fees waived and expenses absorbed	(0.74)%	0.84%	(0.06)%	0.85%[3]

Portfolio turnover rate	75%	122%	125%	168%[2]

* Commencement of operations.
[1] Based on average shares outstanding during the period.
[2] Not annualized.
[3] Annualized.

 See accompanying Notes to Financial Statements.

9

Victoria 1522 Fund

FINANCIAL HIGHLIGHTS – Institutional Class

Per share operating performance

For a capital share outstanding throughout each Period

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Year Ended September 30, 2010	For the Period October 1, 2008* to September 30, 2009

Net asset value, beginning of period	$12.01	$16.63	$17.05	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.17	0.03	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.04	(2.37)	3.20	6.95
Total from investment operations	2.01	(2.20)	3.23	7.08
Less Distributions:
From net investment income	(0.09)	(0.07)	(0.07)	(0.03)
From net realized gains	(0.50)	(2.35)	(3.58)	—
Total distributions	(0.59)	(2.42)	(3.65)	(0.03)
Net asset value, end of period	$13.43	$12.01	$16.63	$17.05

Total return	17.27%	(16.25)%	21.19%	71.00%[2]

Ratios and Supplemental Data:
Net assets, end of period	$14,711,817	$10,781,377	$11,054,769	$8,664,115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.83%	2.65%	3.14%	5.29%[3]
After fees waived and expenses absorbed	1.65%	1.65%	1.65%	1.65%[3]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.67)%	0.09%	(1.30)%	(2.54)%[3]
After fees waived and expenses absorbed	(0.49)%	1.09%	0.19%	1.10%[3]

Portfolio turnover rate	75%	122%	125%	168%[2]

* Commencement of operations.

1 Based on average shares outstanding during the period.

2 Not annualized.

3 Annualized.

See accompanying Notes to Financial Statements.

10

Victoria 1522 Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

Note 1 – Organization

Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

11

Victoria 1522 Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2012 (Unaudited)

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Victoria 1522 Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2012 (Unaudited)

(e) Distributions to Shareholders

The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Victoria 1522 Investments, LP (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.90% and 1.65% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively until January 31, 2013 (it will automatically renew for an additional one year period).

For the six months ended March 31, 2012, the Advisor waived all of its advisory fees and other fees totaling $91,148. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At March 31, 2012, the amount of these potentially recoverable expenses was $701,195. The Advisor may recapture a portion of the following amounts no later than September 30 of the years stated below:

2012:	$256,425
2013:	191,057
2014:	162,565
2015:	91,148

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2012, are reported on the Statement of Operations.

13

Victoria 1522 Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2012 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,796,058

Gross unrealized appreciation	2,420,118
Gross unrealized depreciation	(253,273)
Net unrealized appreciation on investments and foreign currency translations	$2,166,845

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$97,723
Undistributed long-term gains	536,935
Tax accumulated earnings	634,658
Accumulated capital and other losses	(26,859)

Unrealized appreciation (depreciation) on investments	(1,296,386)
Unrealized appreciation (depreciation) on foreign currency	(13,626)
Total accumulated earnings/(deficit)	$(702,213)

The tax character of distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010 were as follows:

Distribution paid from:	September 30, 2011	September 30, 2010
Ordinary income	$1,683,209	$2,194,375
Long-term capital gains	465,748	173,135
Total distributions	$2,148,957	$2,367,510

As of September 30, 2011, the Fund had $26,859 of post-October currency losses, which are deferred until October 1, 2011 for tax purposes. Net currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Investment Transactions

For the six months ended March 31, 2012, purchases and sales of investments, excluding short-term investments, were $12,317,773 and $10,959,157, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

14

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

For the six months ended March 31, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

15

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,202,438	$1,101,299	$-	$2,303,737
Consumer Staples	1,373,536	966,098	-	2,339,634
Energy	1,628,998	360,756	-	1,989,754
Financials	614,826	1,303,740	-	1,918,566
Industrials	532,213	656,649	-	1,188,862
Information Technology	445,167	2,335,286	-	2,780,453
Materials	1,636,192	537,423	-	2,173,615
Telecommunication Services	680,620	911,535	-	1,592,155
Utilities	-	113,261	-	113,261
Short-Term Investments	562,598	-	-	562,598
Total Investments, at value	$8,676,588	$8,286,047	$-	$16,962,635

* In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $8,286,047 of investment securities were classified as level 2 instead of level 1. There were no other significant transfers into and out of levels 1 and 2 as of March 31, 2012.

**The fund did not hold any level 3 securities at March 31, 2012.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Fund. For the six months ended March 31, 2012, the Fund did not enter into any forward contracts.

16

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

Note 10 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 related Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

17

Victoria 1522 Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/11 to 3/31/12.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12
Advisor Class
Actual Performance	$1,000.00	$1,172.00	$10.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.51	$9.57

Institutional Class
Actual Performance	$1,000.00	$1,172.70	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.75	$8.32

* Expenses are equal to the Fund’s annualized expense ratio of 1.90% and 1.65% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

18

Victoria 1522 Fund
a series of the Investment Managers Series Trust

Investment Advisor

Victoria 1522 Investments, LP

244 California Street, Suite 610

San Francisco, California 94111

Independent Registered Public Accounting Firm

 Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Victoria 1522 Fund Advisor Class	VMDAX	461 418 881
Victoria 1522 Fund Institutional Class	VMDIX	461 418 873

Privacy Principles of the Victoria 1522 Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Victoria 1522 Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 819-1522 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 819-1522 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (888) 819-1522. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Victoria 1522 Fund

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

Toll Free: 1-888-819-1522

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/8/12

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/8/12